Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Bad debt reserve	$ 30	$ 18
Vacation accrual	315	341
Remeasurement expense nonqualified stock options	1,137	1,156
Amortization of deferred finance costs	1,822	1,806
Acquisition costs	229	266
Bonus accrual	483
State tax deferral	1,041	433
Stock option compensation	690	702
Legal settlement	516
Deferred revenue	1,284
State tax credits	386
Other	409
Deferred Tax Assets, Gross, Total	8,342	4,722
Valuation allowance	(148)
Deferred Tax Assets, Net of Valuation Allowance, Total	8,194	4,722
Deferred tax liabilities:
Identifiable intangible assets	(14,307)	(21,095)
Book versus tax depreciation	(3,029)	(2,104)
Amortization of deferred finance costs	(135)	(428)
State net operating loss carryforward	(22)	(34)
Deferred Tax Liabilities, Net	(17,493)	(23,661)
Net deferred tax liabilities	$ (9,299)	$ (18,939)